Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Schedule of details of provisions in the consolidated balance sheet

	12/31/2017	12/31/2018

Provisions for pensions and similar obligations	3,860	4,370
Provisions for tax and legal matters	1,072	1,516
Provisions for off-balance sheet risk	1,032	852
Other provisions	766	62
Provisions	6,730	6,800

Schedule of changes in provisions

	2016					2017					2018
	Provisions		Provisions			Provisions	Provisions	Provisions			Provisions	Provisions	Provisions
	for Pensions	Provisions	for Off-			for Pensions	for Tax and	for Off-			for Pensions	for Tax and	for Off-
	and Similar	for Tax and	Balance-	Other		and Similar	Legal	Balance-	Other		and Similar	Legal	Balance-	Other
	Obligations	Legal Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total

Balance at the beginning of year (as originally presented)	4,004	1,005	952	619	6,580	3,972	1,306	874	1,050	7,202	3,860	1,072	1,032	766	6,730
Adjustments on initial adoption of IFRS 9	—	—	—	—	—	—	—	—	—	—	—	—	(32)	—	(32)
Beginning balance as of January 1 (restated)	4,004	1,005	952	619	6,580	3,972	1,306	874	1,050	7,202	3,860	1,072	1,000	766	6,698
Additions charged (credited) to net income:
Interest expense and similar charges	317	—	—	—	317	332	—	—	—	332	359	—	—	—	359
Personnel expenses – Defined Benefit Plan	201	—	—	—	201	146	—	—	—	146	157	—	—	—	157
Personnel expenses – Defined Contribution Plan (Note 41)	300	—	—	—	300	330	—	—	—	330	373	—	—	—	373
Other	(186)	—	—	—	(186)	51	—	—	—	51	129	—	—	—	129
Actuarial (gains)/losses recognized in the year in other comprehensive income	(530)	—	—	—	(530)	(666)	—	—	—	(666)	(260)	—	—	—	(260)
Period provisions	—	624	(78)	521	1,067	—	197	158	31	386	—	576	(148)	5	433
Contributions from the employer	542	—	—	—	542	225	—	—	—	225	246	—	—	—	246
Payments to pensioners and pre-retirees with a charge to internal provisions	(365)	—	—	—	(365)	(191)	—	—	—	(191)	(234)	—	—	—	(234)
Other payments (*)	—	(323)	—	(90)	(413)	—	(431)	—	(315)	(746)	—	(284)	—		(284)
Payments to Defined Contribution Plan	(300)	—	—	—	(300)	(330)	—	—	—	(330)	(347)	—	—	—	(347)
Recognition of pension obligations from acquisition of SANTEC	—	—	—	—	—	—	—	—	—	—	95	—	—	—	95
Transfers and other changes	(11)	—	—	—	(11)	(9)	—	—	—	(9)	(8)	152	—	(709)	(565)
Balances at the end of year	3,972	1,306	874	1,050	7,202	3,860	1,072	1,032	766	6,730	4,370	1,516	852	62	6,800

(*)Included in these amounts are payments made by the Bank to the Mexican Tax Administration Service of 18 million pesos in 2016, 5 million pesos in 2017 and 1 million pesos in 2018 due to the fact that the Bank was not withholding income tax in transactions with derivative financial instruments with certain counterparties.

Schedule of Provision for pensions and similar obligations

	12/31/2017	12/31/2018

Provisions for post-employment plans
Of which: Defined benefit pension plan	3,830	4,322
Provisions for defined contribution pension plan	30	48
Provisions for pensions and similar obligations	3,860	4,370

Schedule of actuarial assumptions used to calculate defined benefit obligations

	Defined Benefit Pension Plan
	12/31/2017	12/31/2018

Annual discount rate	9.3%	9.5%
Mortality tables	EMSSA 1997	EMSSA 1997 and 2009
Expected return on plan assets	9.3%	9.5%
Cumulative annual INPC growth	3.5%	3.5%
Annual salary increase rate	4.5%	4.5%
Annual minimum salary increase rate	3.5%	3.5%
Medical cost trend rates	7.12%	5.00%

Schedule of funding status of the defined benefit obligations

	Defined Benefit
	Pension Plan
	12/31/2017	12/31/2018

Present value of the obligations:
Pension plan	2,019	2,032
Post-employment benefits	4,000	3,644
Long-term benefits	712	842
	6,731	6,518
Less:
Fair value of plan assets	(2,901)	(2,196)

Provisions – Provisions for pensions	3,830	4,322
Of which:
Internal provisions for pensions	3,830	4,322

Schedule of defined benefit obligation recognised in consolidated income statement

	Defined Benefit
	Pension Plan
	2016	2017	2018

Current service cost (Note 41)	201	146	157
Interest cost (net)	317	332	359
Other	(186)	51	129
	332	529	645

Schedule of changes in the present value of the accrued defined benefit obligations

	Defined Benefit
	Pension Plans
	2017	2018

Present value of the obligations at the beginning of year	7,377	6,731
Current service cost (Note 41)	146	157
Interest cost	633	592
Benefits paid	(737)	(735)
Actuarial (gains)/losses	(681)	(321)
Recognition of defined benefit obligations from acquisition of SANTEC	—	95
Other	(7)	(1)
Present value of the obligations at the end of year	6,731	6,518

Schedule of changes in fair value of plan assets

	Defined Benefit
	Pension Plan
	2017	2018

Fair value of plan assets at the beginning of year	3,426	2,901
Actual return on plan assets	242	43
Transfer of funds to defined contribution plan	(225)	(246)
Benefits paid	(542)	(502)

Fair value of plan assets at the end of year	2,901	2,196

Schedule of categories of plan assets as a percentage of total plan assets

	Defined Benefit
	Pension Plan
	12/31/2017	12/31/2018

Equity instruments	29%	33%
Cash and debt instruments	71%	67%

Schedule of off-balance-sheet risks

	12/31/2017	12/31/2018

Available lines of credit cards and non-revolving consumer loans	838	718
Guarantees and loan commitments of commercial and public sector loans	194	134
	1,032	852

Schedule of Provisions for off balance sheet risks by stages

As of December 31, 2018, the breakdown of the Provisions for off-balance sheet risks by stages is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	595	112	11	718

Guarantees, documentary credits and loan commitments of commercial and public-sector loans	70	4	5	79

Guarantees, documentary credits and loan commitments of commercial loans of small and medium-sized enterprises (SMEs)	40	15	—	55

Total	705	131	16	852

Schedule of disclosure of transfers between stages of the Provisions for off balance sheet risks.

As of December 31, 2018, the transfers between stages of the Provisions for off-balance sheet risks is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2018	918	48	66	1,032
Adjustments on initial adoption of IFRS 9	(85)	106	(53)	(32)
As of January 1, 2018 restated:	833	154	13	1,000

Financial assets derecognized during the period other than write-offs	—	—	—	—
Write-offs	—	—	—	—
Originated financial assets	—	—	—	—
Foreign exchange and other movements	(128)	(23)	3	(148)

As of December 31, 2018	705	131	16	852